Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

Ordinary shares

Chanson International was established under the laws of the Cayman Islands on July 26, 2019. The authorized number of ordinary shares was 50,000 shares with par value of $1 per share and 100 ordinary shares were issued, prior to the 1,000-for-1 forward split and the share issuances described below. The issuance of these 100 ordinary shares, and the 1,000-for-1 forward split and the share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On March 27, 2021, the Company’s shareholders and board of directors approved (i) a forward split of the Company’s ordinary shares at a ratio of 1,000-for-1 share to increase the authorized ordinary shares from 50,000 shares to 50,000,000 shares and subdivide the 100 ordinary shares of a par value of $1 then outstanding into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 forward split”); (ii) the creation of Class A Ordinary Shares and Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; and (iii) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total ordinary shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 forward split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Initial Public Offering

On April 3, 2023, the Company closed its IPO of 3,390,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for the total gross proceeds of $13.6 million before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO were approximately $12.0 million. The Company’s Class A ordinary shares began trading on the Nasdaq Capital Market under the ticker symbol “CHSN” on March 30, 2023.

As a result, the Company had 44,000,000 authorized Class A Ordinary Shares of a par value of $0.001, of which 6,450,000 and 3,060,000 Class A Ordinary Shares were issued and outstanding as of June 30, 2023 and December 31, 2022, respectively, and the Company had 6,000,000 authorized Class B Ordinary Shares of a par value of $0.001, of which 5,940,000 Class B Ordinary Shares were issued and outstanding as of June 30, 2023 and December 31, 2022. In total, the Company had 50,000,000 authorized ordinary shares of a par value of $0.001, of which 12,390,000 shares and 9,000,000 shares were issued and outstanding as of June 30, 2023 and December 31, 2022.

Statutory Reserve

The Company’s PRC subsidiary is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends. As of June 30, 2023 and December 31, 2022, the balance of the statutory reserves was $447,231 and $447,231, respectively, which is equal to 50% of the entity’s registered capital.

Restricted net assets

The Company’s PRC subsidiary and the UFG entities are restricted in their ability to transfer a portion of their net assets, equivalent to their statutory reserves and their share capital to the Company in the form of loans, advances, or cash dividends. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. As of June 30, 2023 and December 31, 2022, the total restricted net assets amounted to $1,325,631 and $1,325,631, respectively.